Cash, Cash Equivalents and Restricted Cash - Schedule of Cash and Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 14,126	$ 54,734
Restricted cash	31,000	0
Total cash, cash equivalents and restricted cash	$ 45,126	$ 54,734	$ 58,923	$ 31,183